Pensions and other postretirement benefits (Components of Net Periodic Benefit Cost Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Total Other components of net periodic benefit cost (income)	$ (502)	$ (454)	$ (479)
Pensions
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	80	91	83
Interest cost	604	669	703
Expected return on plan assets	(1,160)	(1,182)	(1,186)
Amortization of prior service cost (credit)	0	0	0
Amortization of net actuarial loss (gain)	58	62	7
Total Other components of net periodic benefit cost (income)	(498)	(451)	(476)
Net periodic benefit cost (income)	(418)	(360)	(393)
Other postretirement benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	1	1	1
Interest cost	6	7	7
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	(4)	(4)	(3)
Amortization of net actuarial loss (gain)	(6)	(6)	(7)
Total Other components of net periodic benefit cost (income)	(4)	(3)	(3)
Net periodic benefit cost (income)	$ (3)	$ (2)	$ (2)